Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Apr. 22, 2016
Document Effective Date	Apr. 24, 2016
Prospectus Date	Apr. 24, 2016
AllianzGI Best Styles Emerging Markets Equity Fund | Class A
Prospectus:
Trading Symbol	AABSX
AllianzGI Best Styles Emerging Markets Equity Fund | Class C
Prospectus:
Trading Symbol	ACBSX
AllianzGI Best Styles Global Equity Fund | Class C
Prospectus:
Trading Symbol	ABSGX
AllianzGI Best Styles International Equity Fund | Class A
Prospectus:
Trading Symbol	AXABX
AllianzGI Best Styles International Equity Fund | Class C
Prospectus:
Trading Symbol	AXCBX
AllianzGI Best Styles U.S. Equity Fund | Class A
Prospectus:
Trading Symbol	AABUX
AllianzGI Best Styles U.S. Equity Fund | Class C
Prospectus:
Trading Symbol	ACBUX